Deferred income tax liabilities, net - Balances (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	€ 6,300	€ 14,643
Deferred tax liabilities	(8,608)	(15,773)
Netting of deferred tax assets	(6,300)	(14,643)
Netting of deferred tax liabilities	6,300	14,643
Deferred tax liabilities, net	(2,308)	(1,130)
Deferred income tax liabilities, net	(2,308)	(1,130)	€ (5,192)	€ (5,315)
Intangible assets and goodwill
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	331	375
Deferred tax liabilities	(4,290)	(4,333)
Property and equipment
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	0
Deferred tax liabilities	0
Inventory
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	0
Deferred tax liabilities		(1,722)
Trade receivables
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	262
Deferred tax liabilities	(78)	(175)
Right-of-Use asset, contract asset and other assets
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	56
Deferred tax liabilities	(4,172)	(7,335)
Lease liabilities, contract liabilities and other liabilities
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	3,893	10,531
Deferred tax liabilities	(68)	(2,209)
Shareholder Loans
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	0	2,200
Provisions
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	197	136
Others
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	1,560	1,400
Interest carry forward
Reconciliation of deferred tax assets and liabilities
Deferred tax assets		1,400	0
Deductible temporary differences for which no deferred tax asset is recognised		17,704
Unused Interest carry forward
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	6,349	5,644
Deductible temporary differences for which no deferred tax asset is recognised			19,375
Unused tax loss carryforwards
Reconciliation of deferred tax assets and liabilities
Deferred tax assets			0
Unused tax losses for which no deferred tax asset recognised	€ 19,014	€ 0	€ 9,564